Cash flow statement	6 Months Ended
Jun. 30, 2023
Cash Flow Information [Abstract]
Disclosure of cash flow statement [text block]	SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow information
Disclosure of non-cash financing and investing activities
•Accrued property, plant and equipment, at June 30, 2022: €27
•Accrued property, plant and equipment, at June 30, 2022: €35